Consolidated Balance Sheets (Parentheticals) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Accounts receivable, net of allowance for doubtful accounts (in Dollars)	$ 463,514	$ 0
Ordinary shares, par value (in Dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares, shares authorized	20,000,000	20,000,000
Ordinary shares, shares issued	12,095,100	0
Ordinary shares, shares outstanding	12,095,100	0
Class B Ordinary Shares
Preferred shares, par value (in Dollars per share)	$ 0.0005	$ 0.0005
Preferred shares, shares authorized	10,000,000	10,000,000
Preferred shares, shares issued	0	0
Preferred shares, shares outstanding	0	0
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares, shares authorized	70,000,000	70,000,000
Ordinary shares, shares issued	67,004,583	30,481,580
Ordinary shares, shares outstanding	67,004,583	30,481,580